Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Schedule of future minimum payments, to third parties
Remainder 2022	$944
2023	1,294
2024	1,332
2025	1,372
2026	1,414
2027	1,207
$7,563

2021	$613
2022	1,256
2023	1,294
2024	1,332
2025	1,372
2026 and Thereafter	2,621
$8,488